ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) $ in Thousands	Aug. 06, 2019 USD ($) ft²	Dec. 31, 2019 USD ($)
Leases
Operating lease right-of-use asset		$ 2,035
Lease liabilities		2,039
Total lease obligation		$ 2,343
Office
Leases
Leased area | ft²	6,579
Lease term not yet commenced	5 years
Monthly lease rent	$ 38
Operating lease right-of-use asset	2,000
Lease liabilities	2,000
Total lease obligation	$ 2,400